UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Intermediate

Income Trust

SEMIANNUAL REPORT

April 30, 2012

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	56.8%
Non-U.S. Government Bonds	20.3%
Emerging Markets Bonds	10.8%
Mortgage-Backed Securities	6.4%
U.S. Treasury Securities	4.4%
U.S. Government Agencies	2.1%
Commercial Mortgage-Backed Securities	1.8%
Asset-Backed Securities	0.8%
High Yield Corporates	0.8%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	13.6%
AA	12.3%
A	29.1%
BBB	34.6%
BB	1.8%
U.S. Government (o)	0.0%
Federal Agencies	8.5%
Not Rated	4.4%
Cash & Other	(4.3)%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	4.8 yrs.

Issuer country weightings (i)(x)
United States	49.3%
United Kingdom	7.2%
France	5.1%
Japan	3.7%
Germany	3.6%
Netherlands	3.4%
Brazil	3.1%
Italy	2.7%
Canada	2.5%
Other Countries	19.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since May 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.2%
Issuer	Shares/Par	Value ($)

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$2,333,698	$2,252,018

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.242%, 2013	$1,350,000	$1,350,219

Asset-Backed & Securitized - 2.7%
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019 (z)	$946,693	$804,689
Commercial Mortgage Acceptance Corp., FRN, 2.057%, 2030 (i)	8,446,789	321,037
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	2,000,000	2,189,662
Falcon Franchise Loan LLC, FRN, 5.668%, 2023 (i)(z)	2,954,497	288,654
FUEL Trust, 4.207%, 2016 (n)	1,970,000	2,057,102
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	2,875,574	3,057,129
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,350,477
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	640,923
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,359,559
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	1,659,422	1,749,070
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	634,871	635,054
Nationstar Home Equity Loan Trust, FRN, 0.368%, 2036	181,664	177,134
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,218,588

		$19,849,078
Automotive - 1.8%
Daimler Finance North America LLC, FRN, 1.673%, 2013 (n)	$2,450,000	$2,466,831
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,880,000	3,019,487
RCI Banque S.A., 4.6%, 2016 (n)	2,110,000	2,100,108
Toyota Motor Credit Corp., 3.2%, 2015	2,740,000	2,919,763
Volkswagen International Finance N.V., FRN 1.227%, 2014 (n)	2,740,000	2,739,011

		$13,245,200
Banks & Diversified Financials (Covered Bonds) - 1.0%
BNP Paribas Home Loan, 2.2%, 2015 (n)	$2,640,000	$2,646,780
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,610,750
Eurohypo AG, 5.125%, 2016	3,140,000	3,269,748

		$7,527,278
Broadcasting - 1.1%
CBS Corp., 5.75%, 2020	$940,000	$1,091,669
CBS Corp., 3.375%, 2022	3,707,000	3,648,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Vivendi S.A., 4.75%, 2022 (n)	$2,420,000	$2,333,483
WPP Finance, 8%, 2014	812,000	932,359

		$8,006,426
Brokerage & Asset Managers - 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,143,498

Building - 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,377,523

Cable TV - 1.7%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,610,918
DIRECTV Holdings LLC, 3.8%, 2022 (n)	3,020,000	3,006,338
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,825,000	2,017,282
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,690,199
Time Warner Cable, Inc., 4%, 2021	2,770,000	2,875,950

		$12,200,687
Chemicals - 1.3%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$4,229,962
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,616,150
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,619,943

		$9,466,055
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$2,057,147

Conglomerates - 0.7%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$655,000	$670,723
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,736,930

		$5,407,653
Consumer Products - 0.6%
Newell Rubbermaid, Inc., 5.5%, 2013	$1,015,000	$1,055,687
Procter & Gamble Co., 0.7%, 2014	1,450,000	1,456,467
Whirlpool Corp., 8%, 2012	2,165,000	2,165,000

		$4,677,154
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,627,965

Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$909,000	$909,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 5.6%
Banco del Estado de Chile, 4.125%, 2020 (n)	$114,000	$117,562
Banco del Estado de Chile, 3.875%, 2022 (n)	166,000	165,170
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,630,200
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	999,440
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,863,227
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	155,043
CEZ A.S., 4.25%, 2022 (n)	4,217,000	4,198,108
CNOOC Finance (2012) Ltd., 3.875%, 2022 (z)	447,000	447,367
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,090,000	1,172,110
CNPC General Capital Ltd., 3.95%, 2022 (z)	200,000	201,392
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	228,000	237,690
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,410,174
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	840,000	875,108
Development Bank of Kazakhstan, 5.5%, 2015 (n)	972,000	1,037,610
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	826,280
Gaz Capital S.A., 8.125%, 2014 (n)	1,018,000	1,128,718
Gaz Capital S.A., 5.999%, 2021 (n)	2,578,000	2,746,601
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	866,400
Petrobras International Finance Co., 3.875%, 2016	572,000	598,789
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,196,996
Petrobras International Finance Co., 5.375%, 2021	2,479,000	2,715,571
Petroleos Mexicanos, 8%, 2019	776,000	985,520
Petroleos Mexicanos, 6%, 2020	2,970,000	3,408,075
Petroleos Mexicanos, 5.5%, 2021	1,315,000	1,463,595
Petroleos Mexicanos, 4.875%, 2022 (n)	907,000	966,979
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,485,922
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,869,120
Transnet SOC Ltd., 4.5%, 2016 (n)	212,000	221,456
VTB Capital S.A., 6.465%, 2015 (n)	857,000	905,206
VTB Capital S.A., 6%, 2017 (z)	830,000	844,940
VTB Capital S.A., 6.551%, 2020 (n)	1,339,000	1,350,207

		$41,090,576
Emerging Market Sovereign - 1.8%
Republic of Latvia, 5.25%, 2017 (n)	$200,000	$205,500
Republic of Lithuania, 6.125%, 2021 (n)	219,000	237,615
Republic of Lithuania, 6.625%, 2022 (n)	1,854,000	2,076,480
Republic of Peru, 9.875%, 2015	485,000	594,852
Republic of Poland, 5%, 2022	1,402,000	1,500,140
Republic of South Africa, 5.5%, 2020	2,423,000	2,756,162
Republic of South Africa, 4.665%, 2024	1,617,000	1,693,807
Russian Federation, 4.5%, 2022 (n)	400,000	415,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
United Mexican States, 3.625%, 2022	$3,754,000	$3,919,176

		$13,398,732
Energy - Independent - 0.3%
Southwestern Energy Co., 4.1%, 2022 (n)	$1,844,000	$1,840,188
Talisman Energy, Inc., 7.75%, 2019	480,000	596,172

		$2,436,360
Energy - Integrated - 2.6%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,320,000	$2,430,140
BP Capital Markets PLC, 4.5%, 2020	853,000	947,808
BP Capital Markets PLC, 4.742%, 2021	1,810,000	2,057,318
Hess Corp., 8.125%, 2019	1,230,000	1,598,843
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,024,662
LUKOIL International Finance B.V., 6.125%, 2020 (n)	2,738,000	2,905,757
Petro-Canada, 6.05%, 2018	904,000	1,087,679
Petro-Canada Financial Partnership, 5%, 2014	2,140,000	2,342,754
Total Capital International S.A., 1.5%, 2017	1,000,000	999,487
TOTAL S.A., 3%, 2015	1,860,000	1,960,548

		$19,354,996
Financial Institutions - 1.3%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,068,600
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,205,372
General Electric Capital Corp., 6%, 2019	1,180,000	1,394,594
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,179,784

		$9,848,350
Food & Beverages - 2.6%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,780,000	$3,678,093
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,679,073
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,447,052
Diageo Capital PLC, 7.375%, 2014	2,200,000	2,446,424
Dr Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,667,536
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	290,000	301,219
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,531,710
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,584,446
Miller Brewing Co., 5.5%, 2013 (n)	2,200,000	2,318,272
Pernod-Ricard S.A., 4.45%, 2022 (n)	1,428,000	1,480,915

		$19,134,740
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,165,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$2,063,000	$2,310,560

Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 2017		$1,686,000	$1,685,138

Industrial - 1.2%
Johns Hopkins University, 5.25%, 2019		$4,350,000	$5,221,261
Princeton University, 4.95%, 2019		2,860,000	3,361,959

			$8,583,220
Insurance - 3.4%
American International Group, Inc., 3%, 2015		$3,680,000	$3,743,311
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	5,204,500
Lincoln National Corp., 4.3%, 2015		1,360,000	1,451,140
Metropolitan Life Global Funding I, 5.125%, 2013 (n)		2,815,000	2,928,791
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		1,020,000	1,101,498
New York Life Global Funding, 4.65%, 2013 (n)		3,000,000	3,118,260
Principal Financial Group, Inc., 8.875%, 2019		2,230,000	2,888,325
Prudential Financial, Inc., 6.2%, 2015		2,210,000	2,444,828
UnumProvident Corp., 6.85%, 2015 (n)		1,740,000	1,961,232

			$24,841,885
Insurance - Property & Casualty - 2.0%
ACE Ltd., 2.6%, 2015		$2,000,000	$2,088,058
Aon Corp., 3.5%, 2015		2,750,000	2,887,263
AXIS Capital Holdings Ltd., 5.875%, 2020		4,110,000	4,375,896
PartnerRe Ltd., 5.5%, 2020		2,120,000	2,201,775
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		3,000,000	2,925,000

			$14,477,992
International Market Quasi-Sovereign - 3.2%
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	$3,997,501
Electricite de France PLC, 5.5%, 2014 (n)		$3,475,000	3,710,747
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,319,735
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	3,451,763
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,409,545
Statoil A.S.A., 1.8%, 2016		1,420,000	1,451,239
Swedish Export Credit Corp., FRN, 1.256%, 2014		3,300,000	3,305,165
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,131,523

			$23,777,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 15.9%
Commonwealth of Australia, 5.75%, 2021	AUD	916,000	$1,112,975
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	12,938,092
Federal Republic of Germany, 4.25%, 2018	EUR	2,608,000	4,144,541
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,257,210
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,185,887
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,186,009
Government of Canada, 5.75%, 2033	CAD	358,000	546,508
Government of Japan, 1.7%, 2017	JPY	806,000,000	10,801,793
Government of Japan, 1.1%, 2020	JPY	800,000,000	10,367,184
Kingdom of Belgium, 5.5%, 2017	EUR	2,494,000	3,810,701
Kingdom of Denmark, 3%, 2021	DKK	5,323,000	1,060,812
Kingdom of Spain, 4.6%, 2019	EUR	4,110,000	5,209,789
Kingdom of Sweden, 5%, 2020	SEK	3,830,000	718,385
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	1,974,126
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,969,854
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,291,424
Republic of France, 5%, 2016	EUR	9,214,000	13,989,471
Republic of Iceland, 4.875%, 2016 (n)		$2,179,000	2,196,942
Republic of Italy, 5.25%, 2017	EUR	11,388,000	15,473,768
State of Israel, 4%, 2022		$3,752,000	3,787,666
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,692,281

			$117,715,418
Local Authorities - 0.8%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,808,106
Province of Ontario, 4.75%, 2016		3,000,000	3,387,282

			$6,195,388
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$586,926

Major Banks - 10.8%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$2,997,000	$3,032,035
ABN AMRO Bank N.V., FRN, 2.235%, 2014 (n)		3,010,000	3,008,462
Bank of America Corp., 4.9%, 2013		2,300,000	2,363,296
Bank of America Corp., 7.375%, 2014		200,000	216,753
Bank of America Corp., 6.5%, 2016		1,420,000	1,552,516
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)		2,930,000	2,963,880
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,906,509
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,807,227
Credit Suisse New York, 5.5%, 2014		3,790,000	4,073,416
DBS Bank Ltd., 2.35%, 2017 (n)		2,430,000	2,430,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$2,246,000	$2,237,378
Goldman Sachs Group, Inc., 6%, 2014	2,490,000	2,647,906
Goldman Sachs Group, Inc., 5.75%, 2022	3,044,000	3,178,527
HSBC USA, Inc., 4.875%, 2020	3,370,000	3,464,822
ING Bank N.V., FRN, 1.523%, 2013 (n)	1,230,000	1,231,892
ING Bank N.V., FRN, 1.874%, 2014 (n)	4,650,000	4,602,440
Intesa Sanpaolo S.p.A., FRN, 2.891%, 2014 (n)	1,540,000	1,499,110
JPMorgan Chase & Co., 4.625%, 2021	2,890,000	3,078,564
JPMorgan Chase & Co., FRN, 1.14%, 2013	2,800,000	2,815,540
JPMorgan Chase & Co., FRN, 1.265%, 2014	1,300,000	1,306,521
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,308,925
Macquarie Bank Ltd., 5%, 2017 (n)	918,000	933,446
Macquarie Group Ltd., 6%, 2020 (n)	3,361,000	3,354,097
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,278,796
Morgan Stanley, 6%, 2014	2,330,000	2,423,925
Morgan Stanley, 6.625%, 2018	1,532,000	1,601,314
Morgan Stanley, 5.625%, 2019	640,000	632,358
National Australia Bank Ltd., 2%, 2015	2,920,000	2,935,479
Royal Bank of Scotland PLC, 6.125%, 2021	1,800,000	1,952,368
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,429,467
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,432,307
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,075,775
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,291,150

		$80,067,154
Medical & Health Technology & Services - 0.9%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$1,446,000	$1,488,055
Hospira, Inc., 6.05%, 2017	1,060,000	1,193,053
Thermo Fisher Scientific, Inc., 2.25%, 2016	3,650,000	3,807,804

		$6,488,912
Metals & Mining - 1.4%
ArcelorMittal, 6.5%, 2014	$2,070,000	$2,215,873
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,590,000	2,451,831
Vale Overseas Ltd., 5.625%, 2019	492,000	553,740
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,653,071
Vale Overseas Ltd., 4.375%, 2022	2,066,000	2,116,764
Vale Overseas Ltd., 6.875%, 2039	1,086,000	1,303,690

		$10,294,969
Mortgage-Backed - 6.3%
Fannie Mae, 4.845%, 2013	$1,867,891	$1,914,668
Fannie Mae, 4.61%, 2014	2,722,015	2,878,132

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.842%, 2014	$3,095,102	$3,286,176
Fannie Mae, 5.412%, 2014	1,800,572	1,939,604
Fannie Mae, 4.62%, 2015	883,487	946,381
Fannie Mae, 4.894%, 2015	1,104,409	1,208,085
Fannie Mae, 5.395%, 2016	1,285,060	1,436,665
Fannie Mae, 5.423%, 2016	2,223,865	2,515,614
Fannie Mae, 6%, 2016	306,696	335,893
Fannie Mae, 5.5%, 2017 - 2025	2,919,737	3,190,396
Fannie Mae, 4.5%, 2019	3,140,885	3,386,528
Fannie Mae, 5%, 2019 - 2020	561,256	610,354
Fannie Mae, 6.5%, 2031	2,519,027	2,898,603
Freddie Mac, 3.882%, 2017	1,423,992	1,573,944
Freddie Mac, 5.5%, 2017 - 2020	3,171,605	3,461,126
Freddie Mac, 6%, 2017 - 2034	638,049	695,167
Freddie Mac, 5%, 2019	1,876,143	2,031,922
Freddie Mac, 4.224%, 2020	2,249,154	2,533,658
Ginnie Mae, 6%, 2033	924,491	1,048,124
Ginnie Mae, 6%, 2036 (f)	1,104,082	1,247,505
Ginnie Mae, 5.612%, 2058	3,912,238	4,182,213
Ginnie Mae, 6.357%, 2058	3,315,313	3,559,558

		$46,880,316
Natural Gas - Pipeline - 1.8%
Enbridge Energy Partners LP, 4.2%, 2021	$3,080,000	$3,259,650
Energy Transfer Partners LP, 8.5%, 2014	2,109,000	2,368,468
Enterprise Products Operating LP, 5.65%, 2013	376,000	391,392
Enterprise Products Operating LP, 3.7%, 2015	2,930,000	3,138,888
Kinder Morgan Energy Partners LP, 5.85%, 2012	2,115,000	2,150,263
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,099,119

		$13,407,780
Network & Telecom - 0.9%
AT&T, Inc., 3.875%, 2021	$3,700,000	$3,980,708
British Telecommunications PLC, 5.15%, 2013	943,000	970,634
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,447,933

		$6,399,275
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$2,200,000	$2,309,978
Noble Corp., 3.45%, 2015	1,030,000	1,089,391

		$3,399,369

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.2%
Phillips 66, 4.3%, 2022 (n)	$1,719,000	$1,792,934

Other Banks & Diversified Financials - 4.9%
Banco Santander Chile, 2.875%, 2012 (n)	$1,840,000	$1,842,031
BB&T Corp., 2.05%, 2014	2,030,000	2,073,097
Capital One Financial Corp., 2.15%, 2015	1,058,000	1,064,857
Capital One Financial Corp., FRN, 1.616%, 2014	2,780,000	2,760,815
Citigroup, Inc., 5.5%, 2013	5,500,000	5,690,861
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,683,110
HSBC Holdings PLC, 4%, 2022	1,839,000	1,868,321
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	4,104,940
Rabobank Nederland N.V., 3.375%, 2017	1,757,000	1,812,943
Santander Holdings USA, Inc., 4.625%, 2016	450,000	448,447
Santander International Debt S.A., 2.991%, 2013 (n)	2,100,000	2,056,438
SunTrust Banks, Inc., 3.5%, 2017	2,237,000	2,294,578
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,247,318
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,860,000
Union Bank, FRN, 1.425%, 2014	2,500,000	2,491,295

		$36,299,051
Pharmaceuticals - 1.7%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,427,764
Pfizer, Inc., 6.2%, 2019	2,490,000	3,136,852
Roche Holdings, Inc., 6%, 2019 (n)	2,060,000	2,560,331
Sanofi, 1.2%, 2014	1,550,000	1,569,071
Teva Pharmaceutical Finance III, FRN, 1.423%, 2013	3,120,000	3,149,082

		$12,843,100
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$2,620,000	$3,050,089

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$427,913

Real Estate - 0.7%
Boston Properties LP, REIT, 3.7%, 2018	$1,476,000	$1,535,895
Kimco Realty Corp., REIT, 6.875%, 2019	690,000	815,387
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,684,162

		$5,035,444
Retailers - 1.8%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,900,637
AutoZone, Inc., 3.7%, 2022	577,000	587,153

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Kohl’s Corp., 4%, 2021	$1,346,000	$1,418,936
Macy’s, Inc., 7.875%, 2015	2,670,000	3,137,586
Staples, Inc., 9.75%, 2014	2,330,000	2,640,249
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,442,961

		$13,127,522
Specialty Chemicals - 0.5%
Airgas, Inc., 2.95%, 2016	$1,900,000	$1,981,609
Ecolab, Inc., 4.35%, 2021	1,840,000	2,006,470

		$3,988,079
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$314,777

Supranational - 0.4%
Corporacion Andina de Fomento, 5.2%, 2013	$3,000,000	$3,133,137

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,007,000	$1,027,660
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,934,000	3,350,546
Rogers Communications, Inc., 6.8%, 2018	1,490,000	1,859,255
Vodafone Group PLC, 5%, 2013	3,000,000	3,199,185

		$9,436,646
Telephone Services - 0.3%
Brasil Telecom S.A., 5.75%, 2022 (n)	$2,109,000	$2,161,725

Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,004,070
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,476,478
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,559,743
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,589,787

		$8,630,078
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,517,286
ERAC USA Finance Co., 2.75%, 2017 (n)	1,247,000	1,254,852

		$2,772,138
U.S. Government Agencies and Equivalents - 2.1%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,453,778
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	552,237
Small Business Administration, 6.35%, 2021	942,982	1,047,931
Small Business Administration, 6.34%, 2021	739,654	818,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.44%, 2021	$720,965	$799,541
Small Business Administration, 6.625%, 2021	951,060	1,058,763
Small Business Administration, 5.34%, 2021	2,359,480	2,580,099
Small Business Administration, 4.93%, 2024	1,168,860	1,297,372
Small Business Administration, 5.36%, 2025	1,488,527	1,672,249
Small Business Administration, 5.39%, 2025	1,085,834	1,226,170

		$15,506,173
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 2015	$30,000	$39,984

Utilities - Electric Power - 5.6%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$3,107,491
Dominion Resources, Inc., 1.95%, 2016	2,660,000	2,708,234
Duke Energy Corp., 5.65%, 2013	1,800,000	1,894,516
Duke Energy Corp., 3.35%, 2015	3,280,000	3,488,123
E.ON International Finance B.V., 5.8%, 2018 (n)	3,000,000	3,543,231
EDP Finance B.V., 6%, 2018 (n)	1,740,000	1,539,107
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,367,234
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,453,573
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,509,420
FirstEnergy Solutions Corp., 6.05%, 2021	1,861,000	2,105,695
Georgia Power Co., 6%, 2013	1,350,000	1,456,986
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	4,038,243
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,336,757
PPL WEM Holdings PLC, 3.9%, 2016 (n)	2,380,000	2,500,269
Progress Energy, Inc., 3.15%, 2022	3,318,000	3,313,650

		$41,362,529
Total Bonds (Identified Cost, $682,196,687)		$725,559,516

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	6,358,160	$6,358,160
Total Investments (Identified Cost, $688,554,847)		$731,917,676

Other Assets, Less Liabilities - 0.9%		6,508,016
Net Assets - 100.0%		$738,425,692

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,707,466, representing 27.0% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019	1/28/10	$723,102	$804,689
CNOOC Finance (2012) Ltd., 3.875%, 2022	4/25/12	446,414	447,367
CNPC General Capital Ltd., 3.95%, 2022	4/12/12	199,755	201,392
Falcon Franchise Loan LLC, FRN, 5.668%, 2023	1/18/02	132,511	288,654
VTB Capital S.A., 6%, 2017	4/04/12	830,000	844,940
Total Restricted Securities			$2,587,042
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,046,933	7/13/12	$1,066,401	$1,082,780	$(16,379)
SELL	CAD	Merrill Lynch International Bank	3,738,879	7/13/12	3,729,741	3,778,689	(48,948)
SELL	DKK	Goldman Sachs International	5,910,342	7/13/12	1,038,816	1,052,200	(13,384)
SELL	EUR	JPMorgan Chase Bank N.A.	1,896,664	7/13/12	2,479,850	2,511,543	(31,693)
SELL	EUR	UBS AG	49,207,954	6/15/12	64,559,851	65,148,564	(588,713)
SELL	GBP	Barclays Bank PLC	5,022,739	7/13/12	7,960,840	8,147,871	(187,031)
SELL	GBP	Deutsche Bank AG	5,022,739	7/13/12	7,959,383	8,147,871	(188,488)
SELL	JPY	Credit Suisse Group	1,995,138,406	7/13/12	24,673,374	25,006,091	(332,717)
SELL	SEK	Credit Suisse Group	3,826,086	7/13/12	560,469	567,652	(7,183)

							$(1,414,536)

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	60	$7,936,875	June - 2012	$ 81,821
U.S. Treasury Note 5 yr (Long)	USD	198	24,511,781	June - 2012	81,846

					$163,667

Swap Agreements at 4/30/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$52,847

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums received by the fund amounted to $4,390.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $682,196,687)	$725,559,516
Underlying affiliated funds, at cost and value	6,358,160
Total investments, at value (identified cost, $688,554,847)	$731,917,676
Cash	17,675
Restricted cash	100,000
Receivables for
Daily variation margin on open futures contracts	13,688
Interest	8,484,395
Swaps, at value (net unamortized premiums received, $4,390)	52,847
Other assets	74,295
Total assets	$740,660,576
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,414,536
Investments purchased	446,414
Payable to affiliates
Investment adviser	47,596
Transfer agent and dividend disbursing costs	19,288
Payable for independent Trustees’ compensation	132,632
Accrued expenses and other liabilities	174,418
Total liabilities	$2,234,884
Net assets	$738,425,692
Net assets consist of
Paid-in capital	$769,054,794
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	42,175,670
Accumulated net realized gain (loss) on investments and foreign currency transactions	(36,654,436)
Accumulated distributions in excess of net investment income	(36,150,336)
Net assets	$738,425,692
Shares of beneficial interest outstanding	117,349,748
Net asset value per share (net assets of $738,425,692 / 117,349,748 shares of beneficial interest outstanding)	$6.29

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$14,997,600
Dividends from underlying affiliated funds	2,296
Total investment income	$14,999,896
Expenses
Management fee	$2,094,413
Transfer agent and dividend disbursing costs	79,617
Administrative services fee	60,804
Independent Trustees’ compensation	64,534
Stock exchange fee	51,598
Custodian fee	48,090
Shareholder communications	166,754
Audit and tax fees	34,495
Legal fees	9,301
Miscellaneous	24,371
Total expenses	$2,633,977
Fees paid indirectly	(53)
Reduction of expenses by investment adviser	(1,276)
Net expenses	$2,632,648
Net investment income	$12,367,248
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,986,612
Futures contracts	415,941
Swap transactions	20,923
Foreign currency transactions	4,395,186
Net realized gain (loss) on investments and foreign currency transactions	$13,818,662
Change in unrealized appreciation (depreciation)
Investments	$(3,946,888)
Futures contracts	159,321
Swap transactions	(1,646)
Translation of assets and liabilities in foreign currencies	70,041
Net unrealized gain (loss) on investments and foreign currency translation	$(3,719,172)
Net realized and unrealized gain (loss) on investments and foreign currency	$10,099,490
Change in net assets from operations	$22,466,738

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
Change in net assets
From operations
Net investment income	$12,367,248	$26,314,177
Net realized gain (loss) on investments and foreign currency transactions	13,818,662	4,556,784
Net unrealized gain (loss) on investments and foreign currency translation	(3,719,172)	(17,916,939)
Change in net assets from operations	$22,466,738	$12,954,022
Distributions declared to shareholders
From net investment income	$(12,367,248)	$(30,140,709)
From tax return of capital	—	(35,082,544)
From other sources	(19,048,762)	—
Total distributions declared to shareholders	$(31,416,010)	$(65,223,253)
Change in net assets from fund share transactions	$1,835,847	$729,418
Total change in net assets	$(7,113,425)	$(51,539,813)
Net assets
At beginning of period	745,539,117	797,078,930
At end of period (including accumulated distributions in excess of net investment income of $36,150,336 and $17,101,574, respectively)	$738,425,692	$745,539,117

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
			2011	2010	2009	2008	2007

Net asset value, beginning of period	$6.37		$6.82	$6.87	$6.55	$6.97	$6.97
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.26	$0.26	$0.26	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.11)	0.27	0.63	(0.14)	0.03
Total from investment operations	$0.19		$0.11	$0.53	$0.89	$0.12	$0.31
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.26)	$(0.39)	$(0.30)	$(0.45)	$(0.30)
From tax return of capital	—		(0.30)	(0.19)	(0.27)	(0.09)	(0.01)
From other sources	(0.16)		—	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.56)	$(0.58)	$(0.57)	$(0.54)	$(0.31)
Net asset value, end of period (x)	$6.29		$6.37	$6.82	$6.87	$6.55	$6.97
Market value, end of period	$6.44		$6.29	$6.95	$6.64	$5.92	$6.24
Total return at market value (%)	6.82	(n)	(1.19)	13.97	22.45	3.45	7.15
Total return at net asset value (%) (j)(r)(s)(x)	3.02	(n)	1.97	8.09	14.51	2.48	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.71	0.74	0.79	0.82	0.75
Expenses after expense reductions (f)	0.72	(a)	0.71	0.74	0.79	0.82	0.75
Net investment income	3.37	(a)	3.45	3.76	3.89	3.73	3.99
Portfolio turnover	15		16	30	50	57	49
Net assets at end of period (000 omitted)	$738,426		$745,539	$797,079	$801,220	$763,236	$812,210
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for

Notes to Financial Statements (unaudited) – continued

a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,546,157	$—	$15,546,157
Non-U.S. Sovereign Debt	—	199,115,081	—	199,115,081
Corporate Bonds	—	273,665,459	—	273,665,459
Residential Mortgage-Backed Securities	—	47,057,450	—	47,057,450
Commercial Mortgage-Backed Securities	—	13,183,699	—	13,183,699
Asset-Backed Securities (including CDOs)	—	6,488,245	—	6,488,245
Foreign Bonds	—	170,503,425	—	170,503,425
Mutual Funds	6,358,160	—	—	6,358,160
Total Investments	$6,358,160	$725,559,516	$—	$731,917,676

Other Financial Instruments
Futures	$163,667	$—	$—	$163,667
Swaps	—	52,847	—	52,847
Forward Foreign Currency Exchange Contracts	—	(1,414,536)	—	(1,414,536)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$163,667	$—
Foreign Exchange	Forward Foreign Currency Exchange	—	(1,414,536)
Credit	Credit Default Swaps	52,847	—
Total		$216,514	$(1,414,536)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$415,941	$—	$—
Foreign Exchange	—	—	4,526,435
Credit	—	20,923	—
Total	$415,941	$20,923	$4,526,435

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$159,321	$—	$—
Foreign Exchange	—	—	50,842
Credit	—	(1,646)	—
Total	$159,321	$(1,646)	$50,842

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for

Notes to Financial Statements (unaudited) – continued

netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2012, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund

Notes to Financial Statements (unaudited) – continued

and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Notes to Financial Statements (unaudited) – continued

U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains) (a)	$30,140,709
Tax return of capital (b)	35,082,544
Total distributions	$65,223,253

(a)  Included in the fund’s distributions from ordinary income is $2,521,277 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

(b)  Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$694,336,240
Gross appreciation	43,474,272
Gross depreciation	(5,892,836)
Net unrealized appreciation (depreciation)	$37,581,436

As of 10/31/11
Capital loss carryforwards	(44,987,606)
Other temporary differences	(18,839,786)
Net unrealized appreciation (depreciation)	42,147,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/13	$(4,110,122)
10/31/14	(19,143,361)
10/31/15	(4,950,649)
10/30/16	(16,783,474)
Total	$(44,987,606)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the Board of Trustees, but such an agreement will continue at least until October 31, 2012. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2012, these fees paid to MFSC amounted to $28,981.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,457 and the Retirement Deferral plan resulted in an expense of $1,715. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $117,546 at April 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,177 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

Notes to Financial Statements (unaudited) – continued

in the amount of $1,276, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$122,004	$4,162,542
Investments (non-U.S. Government securities)	$110,553,611	$124,339,613

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2012 and the year ended October 31, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	291,580	$1,835,847	110,653	$729,418

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment

Notes to Financial Statements (unaudited) – continued

fee and interest expense were $2,760 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	381,588	74,163,116	(68,186,544)	6,358,160

Underlying Affiliated Fund	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,296	$6,358,160

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2012, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2012. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2011, and the financial highlights for each of the five years in the period ended October 31, 2011, and in our report dated December 16, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/11-11/30/11	0	N/A	0	11,700,834
12/01/11-12/31/11	0	N/A	0	11,700,834
1/01/12-1/31/12	0	N/A	0	11,700,834
2/01/12-2/28/12	0	N/A	0	11,700,834
3/01/12-3/31/12	0	N/A	0	11,720,430
4/01/12-4/30/12	0	N/A	0	11,720,430

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 11,720,430.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.